Condensed Consolidated Interim Statement of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Research and development expenses	$ (39,172)	$ (35,375)
Selling and marketing expenses	(13,911)	(2,628)
General and administrative expenses	(17,582)	(5,882)
Total operating expense	(70,665)	(43,885)
Loss from operations	(70,665)	(43,885)
Other income (expense)
Other income	194	148
Convertible loans, derivatives, change in fair value income	21,169	0
Share of results with joint venture	(527)	0
Financial income	15	374
Financial expense	(2,000)	(42)
Exchange differences	394	29
Total other income	19,245	509
Loss before taxes	(51,420)	(43,376)
Income tax expense	(107)	(100)
Net loss	(51,527)	(43,476)
Net loss attributable to:
Owners of the parent	$ (51,527)	$ (43,476)
Net loss per share
Net loss per share, basic and diluted (in USD per share)	$ (0.67)	$ (0.85)